TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 5 – TRADE RECEIVABLES

	As of December 31,
Current Trade receivables	2020	2019
Ordinary receivables	28,835	29,280
Contractual asset IFRS 15	46	164
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	165	186
Allowance for doubtful accounts	(10,090)	(6,534)
	18,956	23,096
Non-current trade receivables
Ordinary receivables	53	72
Contractual asset IFRS 15	6	40
	59	112
Total trade receivables, net	19,015	23,208

Movements in the allowance for current doubtful accounts are as follows:

	Years ended December 31,
	2020	2019
At the beginning of the fiscal year	(6,534)	(5,547)
Additions - Bad debt expenses	(10,805)	(8,619)
Uses and Currency translation adjustments (includes RECPAM)	7,249	7,632
At the end of the year	(10,090)	(6,534)